Employee Benefits (Details 5) - Age		Dec. 31, 2018	Dec. 31, 2017
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		569.00%	596.00%
Acturial assumption of voluntary employee turnover rate		19	19
Acturial assumption of rotation rate		53	53
Actuarial assumption of expected rates of salary increases	[1]	37.00%	37.00%
CHILE | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		60	60
CHILE | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65	65
CHILE | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60	60
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		3462.00%	2455.00%
Acturial assumption of voluntary employee turnover rate		50	50
Acturial assumption of rotation rate		50	50
Actuarial assumption of expected rates of salary increases	[1]	2827.00%	1868.00%
ARGENTINA | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		60	60
ARGENTINA | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65	65
ARGENTINA | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60	60

[1]	Average of the Company.